Share-Based Payments - Summary of Contractor ADS Options Outstanding (Details)	12 Months Ended
	Jun. 30, 2024 shares $ / shares	Jun. 30, 2023 shares $ / shares	Jun. 30, 2022 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance, number of options and rights | shares	25,450,000	22,988,000	16,644,000
To contractors under additional Terms, number of options and rights | shares	9,850,000	10,050,000	8,400,000
Balance, number of options and rights | shares	35,300,000	25,450,000	22,988,000
Outstanding options and rights exercisable | shares	20,024,203	10,842,234	12,857,589
Balance, weighted average exercise price | $ / shares	$ 1.04	$ 1.16	$ 1.28
To contractors under additonal Terms, weighted average exercise price | $ / shares	0.3	0.58	0.77
Balance, weighted average exercise price | $ / shares	0.89	1.04	1.16
Exercisable at end of year, weighted average exercise price | $ / shares	$ 1.18	$ 1.48	$ 0.97
Contractor American Depository Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
To contractors under additional Terms, number of options and rights | shares	277,000
Balance, number of options and rights | shares	277,000
Outstanding options and rights exercisable | shares	39,220
To contractors under additonal Terms, weighted average exercise price | $ / shares	$ 3.14
Balance, weighted average exercise price | $ / shares	3.14
Exercisable at end of year, weighted average exercise price | $ / shares	$ 3.16